COMMITMENTS AND CONTINGENCY (Contingencies - Narrative) (Details)						1 Months Ended	12 Months Ended
	May 06, 2016 USD ($)	May 06, 2016 CNY (¥)	Oct. 23, 2014 USD ($)	Apr. 30, 2014 USD ($) shares	Jan. 07, 2013 USD ($)	Jul. 22, 2016 USD ($)	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 23, 2015 CNY (¥)	Nov. 07, 2014 USD ($)	Aug. 13, 2012 USD ($)	Nov. 03, 2011 USD ($)
Loss Contingencies [Line Items]
Recognized amount of penalty interest on the overdue payable									$ 2,149,903
Gain on settlements of consideration payable								1,800,047
Accrued penalty for the early termination of exclusive agency agreement (Note 18(d))							9,822,602	10,386,179
Litigation with Former Shareholders of Dmg [Member]
Loss Contingencies [Line Items]
Amount sought under order of attachment					$ 60,000,000
Undertaking required by the ruling to be filed by Former DMG Shareholders															$ 500,000
Amount required to be transferred in assets readily convertible into U.S. Currency, to be held in the custody of the New York City Sheriff's Office under August 13 Order														$ 60,000,000
Amount to be deposited into an escrow account controlled by the Sheriff														$ 60,000,000
Minimum amount transferred to the New York City Sheriffs Office recorded as restricted cash							3,200,000
Balance amount to be transferred to Sheriff under August 13 Order							56,800,000
Amount awarded to plaintiff				$ 71,800,047
Recognized amount of penalty interest on the overdue payable									2,149,903	$ 5,993,145	$ 3,375,000
Loss consideration payable									75,800,047
Accrued penalty interest on the overdue consideration payable									$ 11,800,047
Gain on settlements of consideration payable							1,800,047
Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Loss Contingencies [Line Items]
Aggregate amount of litigation settlement				70,000,000
Settlement cash portion amount				$ 12,000,000
Notes issued for settlement | shares				58,000,000
Debt instrument, term				6 years
Yi Zhao Vs Dina Liu [Member]
Loss Contingencies [Line Items]
Amount sought under order of attachment							5,000,000
Provision for potential loss							0	0
Subsequent Event [Member] | Litigation with Former Shareholders of Dmg [Member]
Loss Contingencies [Line Items]
Aggregate amount of litigation settlement						$ 59,367,371
Interest rate on settlement						9.00%
Interest on settlement amount						$ 30,000,000
Interest on remaining settlement amount						$ 29,267,371
Guangzhou Metro Television Media Co Ltd [Member]
Loss Contingencies [Line Items]
Accrued penalty for the early termination of exclusive agency agreement (Note 18(d))							9,822,602	$ 10,386,179					$ 5,251,772
Vision China Media Group [Member] | Guangzhou Communication Information Construction Investment and Operations Co Ltd [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Loss consideration payable							$ 1,400,000
Vision China Media Group [Member] | Guangzhou Communication Information Construction Investment and Operations Co Ltd [Member] | Settled Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Amount awarded to plaintiff	$ 1,570,000
Vision China Media Group [Member] | Guangzhou Communication Information Construction Investment and Operations Co Ltd [Member] | Settled Litigation [Member] | Subsequent Event [Member] | RMB [Member]
Loss Contingencies [Line Items]
Amount awarded to plaintiff | ¥		¥ 10,213,218
Breach of Contract [Member] | Vision China Media Group [Member] | Guangzhou Communication Information Construction Investment and Operations Co Ltd [Member]
Loss Contingencies [Line Items]
Exclusive media cost, maintenance and installation fees | ¥												¥ 10,421,306
Portion of damages sought relating to interest charges | ¥												¥ 480,000
Breach of Contract [Member] | Vision China Media Group [Member] | Guangzhou Metro Television Media Co Ltd [Member]
Loss Contingencies [Line Items]
Amount sought under order of attachment			$ 5,959,111
Exclusive media cost			7,693,289
Overdue fines			2,396,041
Electricity charges			32,168
Concession right deposit with interest urged to release			$ 885,884
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have been converted | Item							11,000,000
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have not been converted | Item							6,000,000
Number of cities in which entity may be responsible for capital expenditures required for conversion of digital television broadcasting infrastructure | Item							3,000,000
Maximum expected cost of converting the equipment							$ 5,000,000